Contract liabilities and Deferred Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Contract liabilities and Deferred Revenue [Abstract]
Schedule of Contract Liabilities and Deferred Revenue

Following is a summary of the sources of contract liabilities and deferred revenue :

	June 30, 2025	December 31, 2024
	EUR	EUR
Deferred revenue - Sponsorship
SS Juve Stabia	169,000
Brera Milano	-	77,558
FKAP	-	15,000

Contract liabilities – Other Income (Grants)
FKAP	140,078	-
Total	309,078	92,558